Equity Incentive Plans (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended	5 Months Ended			8 Months Ended		12 Months Ended
	Jan. 07, 2019 USD ($) shares	Apr. 13, 2015 $ / shares shares	Jun. 07, 2021 $ / shares shares	May 25, 2020 $ / shares shares	May 22, 2019 shares	Aug. 31, 2020 shares	Aug. 31, 2019 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 shares	May 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization expense for RSUs expected to vest | $								$ 1,190
Number of shares granted								515,000	1,100,000	885,000
Number of shares vested during the period								595,560	955,149	756,962
Grant date fair value | $ / shares								$ 18.88	$ 5.09	$ 8.13
Dividend, Share-based Payment Arrangement, Cash | $								$ 875	$ 14	$ 14
Share-based Payment Arrangement, Noncash Expense | $								10,335	4,624	7,943
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $								$ 1,777
Weighted average remaining term for non-vested restricted share awards								1 year 7 months 2 days
Total fair value of shares vested during the period | $								$ 13,104	$ 6,681	$ 7,703
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture								521,310	1,073,490	883,700
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					900,000
Number of shares granted					885,000
Number of shares vested during the period						99,769	685,462
2019 Equity Incentive Plan [Member] | Vest in August 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest					99,769
2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				1,100,000
Number of shares granted				1,100,000
Number of shares vested during the period						855,380
Grant date fair value | $ / shares				$ 5.09
2020 Equity Incentive Plan [Member] | Vest in May 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest												122,310
2020 Equity Incentive Plan [Member] | Vest in May 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest				122,310
Equity Incentive Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance			515,000
Number of shares granted			515,000
Grant date fair value | $ / shares			$ 18.88
Equity Incentive Plan 2021 [Member] | Vest In September 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest											401,750
Equity Incentive Plan 2021 [Member] | Vest In June 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			56,625
Equity Incentive Plan 2021 [Member] | Vest In June 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			56,625
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award percentage								5.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award percentage								10.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares authorized	4,000,000
Number of tranches	10
Restricted common shares expected to vest	400,000
Vesting rights	Each RSU would represent, upon vesting, a right for the beneficiary to receive one common share of the Company.
Restricted Stock Units (RSUs) [Member] | Tranche A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Date	Apr. 30, 2021
RSUs shares	2,000,000
Restricted Stock Units (RSUs) [Member] | Tranche B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest										400,000
Vesting Date	Apr. 30, 2022
RSUs shares	2,000,000
Amortization expense for RSUs expected to vest | $										$ 1,235
Amortization expense reversed, included in General and administrative expenses | $									$ 1,235
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices | $	$ 120,000							$ 120,000
Cumulative Bunker Saving threshold | $								$ 250,000
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices | $	$ 300,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		104,250
Option exercise price | $ / shares		$ 27.50